Acquisitions - 2018 Acquisitions, Summary of Consideration Paid and Amounts Recognized (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 3,661,794	$ 3,683,961	$ 3,695,640	$ 3,533,390
2018 Acquisitions
Business Acquisition [Line Items]
Current assets, including cash acquired		4,821
Deferred tax asset		1,550
Fixed assets		1,352
Identifiable intangible assets		18,412
Goodwill		43,746
Current liabilities		(3,331)
Deferred tax liabilities		(666)
Deferred revenue		(2,944)
Total consideration		$ 62,940